Note 12 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss	€ 1,006	€ 836	€ 955
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,006	836	955
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently	897	934	717
Debt securities at fair value through profit or loss	5,997	4,597	3,977
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	11,524	9,420	8,605
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 18,417	€ 14,952	€ 13,299